Annual Operating Expenses {- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-10 - Fidelity Advisor Growth and Income Fund	Jan. 29, 2021
Fidelity Advisor Growth and Income Fund-Class A
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual operating expenses	0.96%	[1]
Fidelity Advisor Growth and Income Fund-Class M
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.27%
Total annual operating expenses	1.20%
Fidelity Advisor Growth and Income Fund-Class C
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual operating expenses	1.73%
Fidelity Advisor Growth and Income Fund-Class I
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	0.70%
Fidelity Advisor Growth and Income Fund-Class Z
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.56%	[1]

[1]

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.